Significant estimates, judgments and errors	12 Months Ended
Jun. 30, 2020
Disclosure Of Significant Estimates Judgments And Errors [Abstract]
Significant estimates, judgments and errors

9. Significant estimates, judgments and errors

The preparation of financial statements requires the use of accounting estimates which, by definition, will seldom equal the actual results. Management also needs to exercise judgment in applying the Group’s accounting policies.

This note provides an overview of the areas that involved a higher degree of judgment or complexity, and of items which are more likely to be materially adjusted due to estimates and assumptions turning out to be wrong. Detailed information about each of these estimates and judgments is included in Notes 1 to 8 together with information about the basis of calculation for each affected line item in the financial statements. In addition, this note also explains where there have been actual adjustments this year as a result of an error and of changes to previous estimates.

Significant estimates and judgments

The areas involving significant estimates or judgments are:

•	recognition of revenue (Note 3 and Note 22(e));
•	fair value of contingent liabilities and contingent purchase consideration in a business combination (Note 5(g) and 12);
•	fair value of goodwill and other intangible assets including in-process research and development (Note 6(c));
•	useful life of intangible assets (Note 6(c));
•	recognition of deferred tax assets and deferred tax liabilities (Note 4(b));
•	accrued research and development and manufacturing commercialization expenses (Note 5(e));
•	fair value of share-based payments (Note 17);

•	fair value of borrowings (Note 5(f)); and
•	recognition of pre-launch inventory costs (Note 22(f)).

The preparation of these consolidated financial statements requires the Group to make estimates and judgments that affect the reported amounts of assets, liabilities, income and expenses and related disclosures. On an ongoing basis, the Group evaluates its significant accounting policies and estimates. Estimates are based on historical experience and on various market-specific and other relevant assumptions that the Group believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Impact of COVID-19

Estimates are assessed each period and updated to reflect current information, such as the economic considerations related to the impact that COVID-19 could have on the Group’s significant accounting estimates. COVID-19 has not led to a material deterioration in the Group’s financial circumstances, nor required the Group to utilize government support.

The Group is facing some challenges from the pandemic.  The Group’s clinical trials that aren’t treating COVID-19 infected patients are experiencing some delays given reduced capacity at hospitals for completing activities and impacts on patient mobility for treatments or final visits. In addition, health regulators may rate other treatments as higher priorities due to the crisis.

On the other hand, COVID-19 has presented potentially significant opportunities for the Group. At the initial onset of the pandemic, the Group was able to offer rememstemcel-L to sufferers of COVID-19 after the FDA cleared it for expanded access protocol (“EAP”) for compassionate use.

The Group's future assessments of the impact of COVID-19 could result in material impacts to the Group's consolidated financial statements in future periods.